iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .7%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 269,711 $ 3,274,291
Plug Power, Inc.
(a) (b)
....................... 550,343 9,366,838
12,641,129
a
Energy Equipment & Services  —  8 .8%
Baker Hughes Co. , Class A .................. 996,414 31,626,180
Halliburton Co. .......................... 950,578 39,182,825
NOV, Inc. .............................. 414,401 10,127,961
Schlumberger Ltd. ........................ 1,582,698 90,182,132
171,119,098
a
Oil, Gas & Consumable Fuels  —  87 .8%
Antero Midstream Corp. .................... 356,939 3,890,635
Antero Resources Corp.
(a)
................... 300,110 8,655,172
APA Corp. ............................. 339,030 15,029,200
Cheniere Energy, Inc. ...................... 264,143 40,358,409
Chesapeake Energy Corp. .................. 128,197 11,117,244
Chevron Corp. ........................... 1,771,084 308,204,038
ConocoPhillips .......................... 1,186,451 144,592,783
Coterra Energy, Inc. ....................... 830,232 20,780,707
Devon Energy Corp. ....................... 690,291 43,654,003
Diamondback Energy, Inc. ................... 185,805 27,149,827
DT Midstream, Inc. ........................ 102,748 5,616,206
Enviva, Inc. ............................. 32,419 1,474,416
EOG Resources, Inc. ...................... 658,401 87,073,532
EQT Corp. ............................. 389,865 12,736,890
Exxon Mobil Corp. ........................ 3,749,663 434,998,405
Hess Corp. ............................. 298,857 44,876,367
HF Sinclair Corp. ......................... 142,856 8,128,506
Kinder Morgan, Inc. , Class P ................. 2,109,898 38,611,133
Marathon Oil Corp. ........................ 669,660 18,395,560
Marathon Petroleum Corp. .................. 504,659 64,858,775
New Fortress Energy, Inc. , Class A ............. 58,626 2,274,103
Occidental Petroleum Corp. .................. 857,279 55,543,106
ONEOK, Inc. ............................ 470,265 32,203,747
Ovintiv, Inc. ............................. 263,309 12,962,702
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. ......................... 93,115 $ 6,306,679
Phillips 66 .............................. 507,384 50,875,394
Pioneer Natural Resources Co. ............... 258,551 59,557,223
Range Resources Corp. .................... 249,473 6,241,814
Southwestern Energy Co.
(a)
.................. 1,165,486 6,433,483
Targa Resources Corp. ..................... 239,012 17,930,680
Texas Pacific Land Corp. .................... 6,106 12,186,660
Valero Energy Corp. ....................... 409,902 57,398,577
Vitesse Energy, Inc.
(a)
...................... 23,539 375,682
Williams Companies, Inc. (The) ............... 1,292,778 41,679,163
1,702,170,821
a
Semiconductors & Semiconductor Equipment  —  2 .6%
Enphase Energy, Inc.
(a)
..................... 138,525 30,666,665
First Solar, Inc.
(a) (b)
........................ 112,377 19,958,155
50,624,820
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,401,084,265 ) ............................... 1,936,555,868
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 12,453,713 12,461,185
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 1,396,779 1,396,779
a
Total Short-Term Securities — 0.7%
(Cost: $ 13,849,154 ) ................................. 13,857,964
Total Investments — 100.6%
(Cost: $ 1,414,933,419 ) ............................... 1,950,413,832
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (11,643,771)
Net Assets — 100.0% ................................. $ 1,938,770,061
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 31,791,528  $ —  $ (19,369,263)
(a)
$ 37,555  $ 1,365  $ 12,461,185  12,453,713  $ 134,011
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 7,030,000  —  (5,633,221)
(a)
—  —  1,396,779  1,396,779  65,876  2
$ 37,555  $ 1,365
$ 13,857,964
$ 199,887  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 21 03/17/23 $ 1,980 $ 33,679
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,936,555,868  $ —  $ —  $ 1,936,555,868
Short-Term Securities
Money Market Funds ...................................... 13,857,964  —  —  13,857,964
$ 1,950,413,832  $ —  $ —  $ 1,950,413,832
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 33,679  $ —  $ —  $ 33,679
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.